SENIOR TERM LOAN (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Offsetting Assets [Line Items]
Senior term loan	$ 44,000
Accrued interest	$ 2,500	$ 25
Fortress Credit Agreement [Member]
Offsetting Assets [Line Items]
Interest rate description	The Fortress Credit Agreement initial term loan total commitment of $34.0 million and a term loan commitment of $10.0 million were both funded to Legacy Airspan on December 30, 2020. Pursuant to the Fortress Credit Agreement, the Company may expand the term loan commitment by $20.0 million subject to the terms and conditions of the agreement. The maturity date of the total loan commitment is December 30, 2024. The Fortress Credit Agreement contains a prepayment premium of 5.0% if the prepayment occurs during the period from December 30, 2021 through December 29, 2022, and 3.0% if the prepayment occurs during the period from December 30, 2022 through December 29, 2023.